Long-Term Debt -Sale and leaseback agreements analysis(Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
MG/C Aristogenis [Member]
Debt Instrument [Line Items]
Sale and leaseback agreement	$ 54,670
Financing Amount If Long-Term Employment Secured (Sale and Leaseback)	66,385
Line of Credit Facility, Periodic Payment	683
Quarterly Instalment If Long-Term Employment Secured	830
Purchase Obligation Amount (Sale and Leaseback)	35,536
Purchase Obligation If Long-Term Employment Secured (Sale and Leaseback)	$ 43,150
Description of scope	partially financing the delivery from the shipyard
Sale Leaseback Transaction, Lease Term	7 years
MG/C Aridaios [Member]
Debt Instrument [Line Items]
Sale and leaseback agreement	$ 54,670
Financing Amount If Long-Term Employment Secured (Sale and Leaseback)	66,385
Line of Credit Facility, Periodic Payment	683
Quarterly Instalment If Long-Term Employment Secured	830
Purchase Obligation Amount (Sale and Leaseback)	35,536
Purchase Obligation If Long-Term Employment Secured (Sale and Leaseback)	$ 43,150
Description of scope	partially financing the delivery from the shipyard
Sale Leaseback Transaction, Lease Term	7 years
MG/C Aratos [Member]
Debt Instrument [Line Items]
Sale and leaseback agreement	$ 54,670
Financing Amount If Long-Term Employment Secured (Sale and Leaseback)	66,385
Line of Credit Facility, Periodic Payment	683
Quarterly Instalment If Long-Term Employment Secured	830
Purchase Obligation Amount (Sale and Leaseback)	35,536
Purchase Obligation If Long-Term Employment Secured (Sale and Leaseback)	$ 43,150
Description of scope	partially financing the delivery from the shipyard
Sale Leaseback Transaction, Lease Term	7 years
MG/C Agenor [Member]
Debt Instrument [Line Items]
Sale and leaseback agreement	$ 54,670
Financing Amount If Long-Term Employment Secured (Sale and Leaseback)	66,385
Line of Credit Facility, Periodic Payment	683
Quarterly Instalment If Long-Term Employment Secured	830
Purchase Obligation Amount (Sale and Leaseback)	35,536
Purchase Obligation If Long-Term Employment Secured (Sale and Leaseback)	$ 43,150
Description of scope	partially financing the delivery from the shipyard
Sale Leaseback Transaction, Lease Term	7 years
MG/C Andrianos [Member]
Debt Instrument [Line Items]
Sale and leaseback agreement	$ 45,726
Financing Amount If Long-Term Employment Secured (Sale and Leaseback)	55,525
Line of Credit Facility, Periodic Payment	572
Quarterly Instalment If Long-Term Employment Secured	694
Purchase Obligation Amount (Sale and Leaseback)	29,722
Purchase Obligation If Long-Term Employment Secured (Sale and Leaseback)	$ 36,091
Description of scope	partially financing the delivery from the shipyard
Sale Leaseback Transaction, Lease Term	7 years
MG/C Anios [Member]
Debt Instrument [Line Items]
Sale and leaseback agreement	$ 45,726
Financing Amount If Long-Term Employment Secured (Sale and Leaseback)	55,525
Line of Credit Facility, Periodic Payment	572
Quarterly Instalment If Long-Term Employment Secured	694
Purchase Obligation Amount (Sale and Leaseback)	29,722
Purchase Obligation If Long-Term Employment Secured (Sale and Leaseback)	$ 36,091
Description of scope	partially financing the delivery from the shipyard
Sale Leaseback Transaction, Lease Term	7 years